Property and equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment charge on leasehold improvements	€ 0	€ 0
Leasehold improvements not placed into service	€ 4,000,000	€ 59,000,000